Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2020
Common Stock - 109.5%	Shares	Value

Activities Related to Credit Intermediation - 5.3%
Western Union Co. (c)	300,000	7,284,000

Bottled and Canned Soft Drinks and Carbonated Waters - 2.7%
Coca-Cola European Partners Plc (b)	90,000	3,705,300

Business Credit Institutions - 3.8%
Hercules Capital, Inc. (a)	478,552	5,283,214

Clothing Stores - 2.0%
Gap, Inc. (c)	100,000	1,337,000
Nordstrom, Inc. (c)	100,000	1,369,000
		2,706,000

Computer Peripheral Equipment - 2.7%
Cisco Systems, Inc.	80,000	3,768,000

Depository Credit Intermediation - 3.9%
KeyCorp (a)	450,000	5,404,500

Drugs and Druggists' Sundries Merchant Wholesalers - 2.8%
Cardinal Health, Inc. (a)	70,000	3,823,400

Eating Places - 2.4%
Cracker Barrel Old Country Store, Inc.	29,675	3,278,197

Electric Power Generation, Transmission and Distribution - 7.9%
Allete, Inc. (a)	63,000	3,735,900
Entergy Corp.	34,000	3,574,420
NiSource, Inc.	145,000	3,545,250
		10,855,570

Electric Services - 2.7%
CenterPoint Energy, Inc. (b)	200,000	3,802,000

Engines and Turbines - 3.5%
Cummins, Inc. (a)	25,000	4,831,500

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.5%
Campbell Soup Co. (a)	70,000	3,469,900

General Merchandise Stores - 2.8%
Big Lots, Inc. (c)	100,000	3,934,000

Grocery Stores - 2.5%
The Kroger Co. (a)	100,000	3,479,000

Insurance Carriers - 1.8%
First American Financial Corp. (b)	49,000	2,499,490

Iron and Steel Mills and Ferroalloy Manufacturing - 1.4%
Steel Dynamics, Inc.	70,000	1,918,700

Machinery, Equipment, and Supplies Merchant Wholesalers - 2.9%
MSC Industrial Direct Co, Inc.	60,000	3,960,600

Motor Vehicles - 1.4%
Ford Motor Co.	300,000	1,983,000

National Commercial Banks - 7.9%
Citigroup, Inc. (a)	160,000	8,001,600
JPMorgan Chase & Co.	30,000	2,899,200
		10,900,800

Natural Gas Transmission - 6.4%
Kinder Morgan, Inc. (b)	220,000	3,102,000
National Grid Plc ADR (a)	50,000	2,955,500
ONEOK, Inc.	100,000	2,791,000
		8,848,500

Petroleum and Coal Products Manufacturing - 8.0%
BP Plc ADR (a)	270,000	5,950,800
Chevron Corp.	40,000	3,357,600
HollyFrontier Corp.	65,000	1,787,500
		11,095,900

Petroleum Refining - 4.2%
Total SE ADR (b)(c)	102,000	3,841,320
Valero Energy Corp.	35,000	1,968,050
		5,809,370

Pharmaceutical and Medicine Manufacturing - 2.7%
Zoetis, Inc.	25,000	3,792,000

Pharmaceutical Preparations - 3.2%
Merck & Co., Inc.	55,000	4,413,200

Radiotelephone Communications - 1.9%
Vodafone Group Plc ADR (a)	171,132	2,601,206

Security Brokers, Dealers, and Flotation Companies - 0.9%
Virtu Financial, Inc.	50,000	1,240,000

Semiconductor and Other Electronic Component Manufacturing - 3.1%
Maxim Integrated Products, Inc.	62,000	4,221,580

Semiconductors & Related Devices - 1.8%
Texas Instruments, Inc.	20,000	2,551,000

State Commerciall Banks - 5.2%
Citizens Financial Group, Inc. (a)	290,000	7,194,900

Telephone Communications (No Radiotelephone) - 6.2%
AT&T, Inc. (a)	150,000	4,437,000
BCE Inc. (Canada) (a)	100,000	4,193,000
		8,630,000

Tobacco Manufacturing - 3.0%
Altria Group, Inc. (a)	100,000	4,115,000

Total Common Stock (Cost $159,889,217)		151,399,827

Master Limited Partnership - 6.1%	Shares	Value

Fuel Dealers - 2.0%
Suburban Propane Partners, L.P. (a)	210,779	2,794,930

Investment Advice - 4.1%
AllianceBernstein Holding LP (a)	199,640	5,671,773

Total Master Limited Partnership (Cost $7,329,056)		8,466,703

Real Estate Investment Trusts (REITs) - 6.8%	Shares	Value

The Geo Group, Inc. (a)	451,227	4,796,543
Lamar Advertising Co. (b)	70,000	4,601,100
Total Real Estate Investment Trusts (REITs) (Cost $12,647,134)		9,397,643

Short-Term Investments: 2.0%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.04% (d)	2,804,226	2,804,226
Total Short-Term Investments (Cost $2,804,226)		2,804,226

Investments Purchased with Proceeds from Securities Lending: 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (d)	7,737,838	7,737,838
Total Investments Purchased with Proceeds from Securities Lending (Cost 7,737,838)		7,737,838

Total Investments - 130.0% (cost $190,407,471)		179,806,237
Total Value of Options Written (Premiums received $161,497) - (0.1%)		(106,450)
Other Assets and Liabilities - (29.9)%		(41,356,028)
Total Net Assets Applicable to Common Stockholders - 100.0%		$138,343,759

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement.
As of July 31, 2020, the total value of securities pledged as collateral for the Special Custody Account Agreement was $68,313,851.
(b)	All or a portion of the security represents collateral for outstanding call or put option contracts written.
(c)	All or a portion of this security is on loan.
(d)	Rate indicated is the seven-day yield as of July 31, 2020.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2020
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
Chevron Corp.	July 2020	95.50	150	(1,259,100)	$(450)
Cracker Barrel Old Country Store, Inc.	August 2020	115.00	200	(2,209,400)	(44,000)
Ford Motor Co.	July 2020	7.00	800	(528,800)	(800)
Ford Motor Co.	July 2020	8.00	1,200	(793,200)	(1,200)
Merck & Co, Inc.	July 2020	81.50	300	(2,407,200)	(300)
ONEOK, Inc.	July 2020	30.00	400	(1,116,400)	(1,200)
Valero Energy Corp.	July 2020	60.00	250	(1,405,750)	(500)
VIRTU FINL, Inc.	August 2020	25.00	500	(1,240,000)	(58,000)
					(106,450)

Total Value of Options Written (Premiums received $161,497)					$(106,450)

At July 31, 2020, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$151,399,827	$-	$-	$151,399,827
Master Limited Partnerships	8,466,703	-	-	8,466,703
Real Estate Investment Trusts	9,397,643	-	-	9,397,643
Short-Term Investments (b)	2,804,226	-	-	2,804,226
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	7,737,838
Total Investments in Securities	$172,068,399	$-	$-	$179,806,237
Liabilities
Written Options	$106,450	$-	$-	$106,450

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2020
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or Level 3 securities during the period ended July 31, 2020